Cover	Apr. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by RMX Industries, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on May 14, 2026 (the “Original Report”), to provide the information required by Item 2.01 of Form 8-K with respect to the Company’s acquisition of the right, title and interest in and to certain intellectual property assets relating to software platforms (the “IP Assets”) of Apollo Group Enterprises, LLC (“Apollo”), pursuant to the intellectual property purchase agreement dated as of May 8, 2026 (the “IP Purchase Agreement”), by and between the Company and Apollo. Except as set forth herein, this Amendment does not modify or update any other disclosure contained in the Original Report. This Amendment should be read in conjunction with the Original Report and the Company’s other filings with the SEC.
Document Period End Date	Apr. 17, 2026
Entity File Number	333-294940
Entity Registrant Name	RMX INDUSTRIES, INC
Entity Central Index Key	0001970743
Entity Tax Identification Number	88-2960484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4514 Cole Ave
Entity Address, Address Line Two	Ste. 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	92075
City Area Code	866
Local Phone Number	706-4276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false